Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Company is providing the following table to show the relationship between executive compensation actually paid and certain financial performance of the Company.

Year(1)	Summary Compensation Table Total for PEO Rahul Mewawalla	Compensation Actually Paid to PEO Rahul Mewawalla(2)	Summary Compensation Table Total for PEO James Manning	Compensation Actually Paid to PEO James Manning(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)
2024	20,263,055	2,604,152	—	—	1,143,883	621,223	12.52	(46,131,701)
2023	11,636,361	20,546,062	5,649,940	1,991,440	563,194	769,361	48.27	(60,421,822)
2022	—	—	2,015,433	990,788	1,249,946	559,012	20.81	(52,762,308)

____________

(1)      The following table lists our PEO and non-PEO NEOs for each of years 2024, 2023 and 2022:

Year	PEO	Non-PEO NEOs
2024	Rahul Mewawalla	William Harrison and Kaliste Saloom
2023	Rahul Mewawalla and James Manning	William Harrison
2022	James Manning	Liam Wilson and Nicholas Hughes-Jones

(2)      In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:

Year	PEO	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to PEO
2024	Rahul Mewawalla	20,263,055	(16,859,930)	(798,973)	2,604,152
2023	Rahul Mewawalla	11,636,361	(10,186,892)	19,096,593	20,546,062
2023	James Manning	5,649,940	(3,658,500)	—	1,991,440
2022	James Manning	2,015,433	(1,089,749)	65,104	990,788

____________

(1)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	Rahul Mewawalla	5,784,392	(4,147,500)	5,113,628	(7,549,493)	—	—	(798,973)
2023	Rahul Mewawalla	14,466,093	—	—	—	—	4,630,500	19,096,593
2023	James Manning	—	—	—	—	—	—	—
2022	James Manning	65,104	—	—	—	—	—	65,104

(3)      In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:

Year	Reported Summary Compensation Table Total for Non-PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to Non-PEO
2024	1,143,883	(856,863)	334,203	621,223
2023	563,194	(362,473)	568,640	769,361
2022	1,249,946	(669,733)	(21,201)	559,012
Year	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	454,561	—	12,975	(133,333)	—	—	334,203
2023	568,640	—	—	—	—	—	568,640
2022	235,947	—	—	(257,148)	—	—	(21,201)

Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:
Year	PEO	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to PEO
2024	Rahul Mewawalla	20,263,055	(16,859,930)	(798,973)	2,604,152
2023	Rahul Mewawalla	11,636,361	(10,186,892)	19,096,593	20,546,062
2023	James Manning	5,649,940	(3,658,500)	—	1,991,440
2022	James Manning	2,015,433	(1,089,749)	65,104	990,788

____________

(1)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	Rahul Mewawalla	5,784,392	(4,147,500)	5,113,628	(7,549,493)	—	—	(798,973)
2023	Rahul Mewawalla	14,466,093	—	—	—	—	4,630,500	19,096,593
2023	James Manning	—	—	—	—	—	—	—
2022	James Manning	65,104	—	—	—	—	—	65,104

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,143,883	$ 563,194	$ 1,249,946
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 621,223	769,361	559,012
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:
Year	Reported Summary Compensation Table Total for Non-PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to Non-PEO
2024	1,143,883	(856,863)	334,203	621,223
2023	563,194	(362,473)	568,640	769,361
2022	1,249,946	(669,733)	(21,201)	559,012
Year	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	454,561	—	12,975	(133,333)	—	—	334,203
2023	568,640	—	—	—	—	—	568,640
2022	235,947	—	—	(257,148)	—	—	(21,201)

Total Shareholder Return Amount	[1]	$ 12.52	48.27	20.81
Net Income (Loss)	[1]	$ (46,131,701)	$ (60,421,822)	$ (52,762,308)
PEO Name		Rahul Mewawalla	Rahul Mewawalla and James Manning	James Manning
Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 334,203	$ 568,640	$ (21,201)
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	(856,863)	(362,473)	(669,733)
Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		454,561	568,640	235,947
Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,975
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(133,333)		(257,148)
Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Rahul Mewawalla [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	20,263,055	11,636,361
PEO Actually Paid Compensation Amount	[1],[4]	2,604,152	20,546,062
Rahul Mewawalla [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(798,973)	19,096,593
Rahul Mewawalla [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	(16,859,930)	(10,186,892)
Rahul Mewawalla [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,784,392	14,466,093
Rahul Mewawalla [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,147,500)
Rahul Mewawalla [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,113,628
Rahul Mewawalla [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,549,493)
Rahul Mewawalla [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Rahul Mewawalla [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,630,500
James Manning [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]		5,649,940	2,015,433
PEO Actually Paid Compensation Amount	[1],[4]		1,991,440	990,788
James Manning [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]			65,104
James Manning [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]		(3,658,500)	(1,089,749)
James Manning [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				65,104
James Manning [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Manning [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Manning [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Manning [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Manning [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The following table lists our PEO and non-PEO NEOs for each of years 2024, 2023 and 2022:
Year	PEO	Non-PEO NEOs
2024	Rahul Mewawalla	William Harrison and Kaliste Saloom
2023	Rahul Mewawalla and James Manning	William Harrison
2022	James Manning	Liam Wilson and Nicholas Hughes-Jones

[2]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:
Year	Reported Summary Compensation Table Total for Non-PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to Non-PEO
2024	1,143,883	(856,863)	334,203	621,223
2023	563,194	(362,473)	568,640	769,361
2022	1,249,946	(669,733)	(21,201)	559,012
Year	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	454,561	—	12,975	(133,333)	—	—	334,203
2023	568,640	—	—	—	—	—	568,640
2022	235,947	—	—	(257,148)	—	—	(21,201)

[3]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[4]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:
Year	PEO	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to PEO
2024	Rahul Mewawalla	20,263,055	(16,859,930)	(798,973)	2,604,152
2023	Rahul Mewawalla	11,636,361	(10,186,892)	19,096,593	20,546,062
2023	James Manning	5,649,940	(3,658,500)	—	1,991,440
2022	James Manning	2,015,433	(1,089,749)	65,104	990,788

[5]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	Rahul Mewawalla	5,784,392	(4,147,500)	5,113,628	(7,549,493)	—	—	(798,973)
2023	Rahul Mewawalla	14,466,093	—	—	—	—	4,630,500	19,096,593
2023	James Manning	—	—	—	—	—	—	—
2022	James Manning	65,104	—	—	—	—	—	65,104